SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) per share (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Weighted average shares outstanding - basic and diluted		23,000,000		23,000,000
Class A ordinary shares
Numerator:
Allocation of net loss			$ (6,978,778)
Denominator:
Weighted average shares outstanding - basic and diluted			6,052,632
Basic and diluted net loss per share			$ (1.15)
Class B ordinary shares
Numerator:
Allocation of net loss			$ (5,992,646)
Denominator:
Weighted average shares outstanding - basic and diluted	5,750,000	5,750,000	5,197,368	5,750,000
Basic and diluted net loss per share	$ 0.00	$ (0.07)	$ (1.15)	$ 0.08